Derivative Instruments, Offsetting Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Offsetting Derivative Liabilities [Abstract]
Gross amounts of recognized liabilities	$ 2,352,272	$ 1,602,589
Gross amounts offset in the consolidated balance sheet	(2,297)	(181)
Net amounts of liabilities presented in the consolidated balance sheet	2,349,975	1,602,408
Gross amounts not offset in the consolidated balance sheet in financial instruments	(2,282,938)	(1,594,910)
Gross amounts not offset in the consolidated balance sheet in cash collateral received (pledged)	(67,037)	(7,498)
Net amount	0	0
Repurchase Agreements [Member]
Offsetting Derivative Liabilities [Abstract]
Gross amounts of recognized liabilities	2,337,638	1,598,592
Gross amounts offset in the consolidated balance sheet	0	0
Net amounts of liabilities presented in the consolidated balance sheet	2,337,638	1,598,592
Gross amounts not offset in the consolidated balance sheet in financial instruments	(2,276,251)	(1,591,094)
Gross amounts not offset in the consolidated balance sheet in cash collateral received (pledged)	(61,387)	(7,498)
Net amount	0	0
Interest Rate Swaps [Member]
Offsetting Derivative Liabilities [Abstract]
Gross amounts of recognized liabilities	10,140	3,816
Gross amounts offset in the consolidated balance sheet	0	0
Net amounts of liabilities presented in the consolidated balance sheet	10,140	3,816
Gross amounts not offset in the consolidated balance sheet in financial instruments	(10,140)	(3,816)
Gross amounts not offset in the consolidated balance sheet in cash collateral received (pledged)	0	0
Net amount	0	0
TBAs [Member]
Offsetting Derivative Liabilities [Abstract]
Gross amounts of recognized liabilities	2,720	181
Gross amounts offset in the consolidated balance sheet	(2,297)	(181)
Net amounts of liabilities presented in the consolidated balance sheet	423	0
Gross amounts not offset in the consolidated balance sheet in financial instruments	(423)	0
Gross amounts not offset in the consolidated balance sheet in cash collateral received (pledged)	0	0
Net amount	0	0
Treasury Futures [Member]
Offsetting Derivative Liabilities [Abstract]
Gross amounts of recognized liabilities	1,774	0
Gross amounts offset in the consolidated balance sheet	0	0
Net amounts of liabilities presented in the consolidated balance sheet	1,774	0
Gross amounts not offset in the consolidated balance sheet in financial instruments	3,876	0
Gross amounts not offset in the consolidated balance sheet in cash collateral received (pledged)	(5,650)	0
Net amount	$ 0	$ 0